Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	1 Months Ended												12 Months Ended
	Dec. 31, 2025 USD ($) shares	Nov. 30, 2025 shares	Oct. 31, 2025 shares	Sep. 30, 2025 shares	Aug. 31, 2025 shares	Jul. 31, 2025 shares	Jun. 30, 2025 shares	May 31, 2025 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 option £ / shares	Dec. 31, 2024 option £ / shares
Disclosure of classes of share capital
Number of issued shares at beginning of period | shares												2,657,521,888	2,657,521,888	2,753,520,756
Shares issued under share-based schemes | shares													5,162	758,708
Shares issued under scrip dividends | shares													2,197,669	2,813,929
Shares cancelled on repurchases/buybacks | shares	(7,030,344)	(5,645,846)	(6,632,794)	(6,282,320)	(6,105,457)	(7,382,557)	(12,643,798)	(8,643,151)	(17,449,798)	(8,650,128)	(11,016,784)	(14,027,963)	(111,510,940)	(99,571,505)
Number of issued shares at end of period | shares	2,548,213,779												2,548,213,779	2,657,521,888	2,753,520,756
Balance at beginning of year												$ 18,674	$ 18,674	$ 17,983	$ 16,898
Shares issued under share-based schemes													2		4
Shares cancelled on repurchases/buybacks													(1,234)	(878)
Balance at end of year	$ 21,360												21,360	18,674	17,983
Share capital
Disclosure of classes of share capital
Shares issued under scrip dividends													0	0
Balance at beginning of year												176	176	183	182
Shares issued under share-based schemes													0	0	1
Shares cancelled on repurchases/buybacks													(7)	(7)
Balance at end of year	169												169	176	183
Share premium
Disclosure of classes of share capital
Shares issued under scrip dividends													0	0
Balance at beginning of year												$ 5,009	5,009	5,009	5,006
Shares issued under share-based schemes													2	0	3
Shares cancelled on repurchases/buybacks													0	0
Balance at end of year	$ 5,011												$ 5,011	$ 5,009	$ 5,009
Save As You Earn SAYE Scheme
Options outstanding under save as you earn schemes
Number of shares to subscribe for | option																1,529,193	1,660,096,000,000
Save As You Earn SAYE Scheme | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares																£ 520	£ 5.20
Save As You Earn SAYE Scheme | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares																£ 1,202	£ 12.02